Financial instruments and financial risk management - Narrative (Details)	12 Months Ended
Dec. 31, 2017 USD ($) counterparty $ / shares
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, number of counterparties | counterparty	3
Credit risk | Trade And Other Receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 20,000
Credit risk | Financial assets past due but not impaired | Trade And Other Receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	0
Credit risk | Financial assets impaired | Trade And Other Receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 0
Equity price risk | Trade and Warrant Liability | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price (USD per share) | $ / shares	$ 0.84
Equity price risk | Trade and Warrant Liability | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price (USD per share) | $ / shares	$ 3.65